Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
Outstanding loan commitments and lines and letters of credit are as follows:

	December 31,
(in thousands)	2014	2013

Unfunded loan commitments	$64,375	$34,464
Unused lines of credit	50,889	41,326
Letters of credit	12,397	9,676